SHARE-BASED COMPENSATION - Summary of RSUs Activity (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested balance at January 1, 2021	2,299,282
Granted	4,135,425
Vested	824,723
Forfeited	2,286,139
Cancelled	332,041
Unvested balance at December 31, 2021	2,991,804